BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total Liabilities, current	$ 2,071,742	$ 1,526,284
Other current financial liabilities	1,082,525	375,451
Current lease liabilities	47,242	36,784
Trade and other current payables	760,455	812,838
Accounts payable to related companies	6,958	14,280
Other short-term provisions	3,905	9,513
Current tax liabilities	13,318	26,869
Current provisions for employee benefits	7,863	7,571
Other current non-financial liabilities	50,148	242,978
Liabilities included in disposal groups classified as held for sale	99,328	0
Total non-current liabilities	7,829,593	7,393,840
Other non-current financial liabilities	5,521,568	5,155,371
Non-current lease liabilities	512,140	227,440
Non-current payables	50,577	20,116
Non-current accounts payable to related companies	22,981	6,731
Other long-term provisions	28,651	40,706
Deferred tax liabilities	1,543,624	1,785,915	$ 1,747,805
Non-current provisions for employee benefits	86,462	87,689
Other non-current non-financial liabilities	63,590	69,872
Later than one year and not later than three years [member]
Statement [Line Items]
Total non-current liabilities	2,434,678	2,392,390
Other non-current financial liabilities	1,181,498	1,028,450
Bank borrowings	786,031	368,353
Other borrowings	395,467	660,097
Non-current lease liabilities	70,451	45,904
Non-current payables	27,763	2,462
Non-current accounts payable to related companies	0	3,283
Other long-term provisions	28,543	40,706
Deferred tax liabilities	985,219	1,152,877
Non-current provisions for employee benefits	86,462	77,746
Other non-current non-financial liabilities	54,742	40,962
Later than three years and not later than five years [member]
Statement [Line Items]
Total non-current liabilities	1,034,845	1,104,841
Other non-current financial liabilities	877,395	947,217
Bank borrowings	169,016	164,873
Other borrowings	708,379	782,344
Non-current lease liabilities	58,933	38,906
Non-current payables	0	0
Non-current accounts payable to related companies	7,581	0
Other long-term provisions	108	0
Deferred tax liabilities	82,142	94,256
Non-current provisions for employee benefits	0	9,943
Other non-current non-financial liabilities	8,686	14,519
Not later than three months [member]
Statement [Line Items]
Total Liabilities, current	1,030,309	1,241,515
Other current financial liabilities	124,220	141,110
Bank Loans	86,243	109,889
Other Loans	37,977	31,221
Current lease liabilities	16,911	11,339
Trade and other current payables	744,010	795,533
Accounts payable to related companies	6,958	14,280
Other short-term provisions	3,905	8,198
Current tax liabilities	1,567	24,251
Current provisions for employee benefits	7,863	6,706
Other current non-financial liabilities	25,547	240,098
Liabilities included in disposal groups classified as held for sale	99,328	0
Later than three months and not later than one year [member]
Statement [Line Items]
Total Liabilities, current	1,041,433	284,769
Other current financial liabilities	958,305	234,341
Bank Loans	388,779	167,905
Other Loans	569,526	66,436
Current lease liabilities	30,331	25,445
Trade and other current payables	16,445	17,305
Accounts payable to related companies	0	0
Other short-term provisions	0	1,315
Current tax liabilities	11,751	2,618
Current provisions for employee benefits	0	865
Other current non-financial liabilities	24,601	2,880
Liabilities included in disposal groups classified as held for sale	0	0
Later than five years [member]
Statement [Line Items]
Total non-current liabilities	4,360,070	3,896,609
Other non-current financial liabilities	3,462,675	3,179,704
Bank borrowings	68,982	129,657
Other borrowings	3,393,693	3,050,047
Non-current lease liabilities	382,756	142,630
Non-current payables	22,814	17,654
Non-current accounts payable to related companies	15,400	3,448
Other long-term provisions	0	0
Deferred tax liabilities	476,263	538,782
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	162	14,391
Total Maturity [Member]
Statement [Line Items]
Total Liabilities, current	2,071,742	1,526,284
Other current financial liabilities	1,082,525	375,451
Bank Loans	475,022	277,794
Other Loans	607,503	97,657
Current lease liabilities	47,242	36,784
Trade and other current payables	760,455	812,838
Accounts payable to related companies	6,958	14,280
Other short-term provisions	3,905	9,513
Current tax liabilities	13,318	26,869
Current provisions for employee benefits	7,863	7,571
Other current non-financial liabilities	50,148	242,978
Liabilities included in disposal groups classified as held for sale	99,328	0
Total non-current liabilities	7,829,593	7,393,840
Other non-current financial liabilities	5,521,568	5,155,371
Bank borrowings	1,024,029	662,883
Other borrowings	4,497,539	4,492,488
Non-current lease liabilities	512,140	227,440
Non-current payables	50,577	20,116
Non-current accounts payable to related companies	22,981	6,731
Other long-term provisions	28,651	40,706
Deferred tax liabilities	1,543,624	1,785,915
Non-current provisions for employee benefits	86,462	87,689
Other non-current non-financial liabilities	63,590	69,872
U.S Dollar [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	594,470	782,284
Bank borrowings	495,329	209,617
Other borrowings	99,141	572,667
Non-current lease liabilities	21,617	21,562
Non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	1,677
Deferred tax liabilities	758,669	1,088,336
U.S Dollar [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	494,363	492,898
Bank borrowings	0	0
Other borrowings	494,363	492,898
Non-current lease liabilities	16,715	17,653
Non-current payables	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	81,004	92,026
U.S Dollar [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	116,665	138,283
Bank Loans	79,184	107,079
Other Loans	37,481	31,204
Current lease liabilities	3,184	2,799
Trade and other current payables	150,702	233,932
Accounts payable to related companies	0	202
Other short-term provisions	2,542	7,934
Current tax liabilities	1,562	16,864
Other current non-financial liabilities	6,868	192,359
U.S Dollar [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	818,617	113,808
Bank Loans	304,280	98,766
Other Loans	514,337	15,042
Current lease liabilities	8,031	7,837
Trade and other current payables	165	294
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	11,751	2,618
Other current non-financial liabilities	0	0
U.S Dollar [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	2,364,933	2,362,234
Bank borrowings	0	0
Other borrowings	2,364,933	2,362,234
Non-current lease liabilities	76,652	81,441
Non-current payables	22,814	0
Non-current accounts payable to related companies	15,400	0
Other long-term provisions	0	0
Deferred tax liabilities	449,413	501,595
U.S Dollar [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	935,282	252,091
Bank Loans	383,464	205,845
Other Loans	551,818	46,246
Current lease liabilities	11,215	10,636
Trade and other current payables	150,867	234,226
Accounts payable to related companies	0	202
Other short-term provisions	2,542	7,934
Current tax liabilities	13,313	19,482
Other current non-financial liabilities	6,868	192,359
Other non-current financial liabilities	3,453,766	3,637,416
Bank borrowings	495,329	209,617
Other borrowings	2,958,437	3,427,799
Non-current lease liabilities	114,984	120,656
Non-current payables	22,814	0
Non-current accounts payable to related companies	15,400	0
Other long-term provisions	0	1,677
Deferred tax liabilities	1,289,086	1,681,957
Euros [Member]
Statement [Line Items]
Total Liabilities, current	91,504	97,681
Other current financial liabilities	72,415	69,139
Current lease liabilities	95	91
Trade and other current payables	18,933	23,277
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	5,123
Current provisions for employee benefits	0	0
Other current non-financial liabilities	61	51
Liabilities included in disposal groups classified as held for sale	0
Total non-current liabilities	342,068	386,296
Other non-current financial liabilities	342,013	386,186
Non-current lease liabilities	55	110
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Euros [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	134,999	126,793
Bank borrowings	134,999	126,793
Non-current lease liabilities	48	109
Euros [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	138,032	129,736
Bank borrowings	138,032	129,736
Non-current lease liabilities	7	1
Euros [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Bank Loans	0	0
Current lease liabilities	24	24
Trade and other current payables	18,933	23,271
Current tax liabilities	0	5,123
Other current non-financial liabilities	61	51
Euros [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	72,415	69,139
Bank Loans	72,415	69,139
Current lease liabilities	71	67
Trade and other current payables	0	6
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Euros [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	68,982	129,657
Bank borrowings	68,982	129,657
Non-current lease liabilities	0	0
Euros [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	72,415	69,139
Bank Loans	72,415	69,139
Current lease liabilities	95	91
Trade and other current payables	18,933	23,277
Current tax liabilities	0	5,123
Other current non-financial liabilities	61	51
Other non-current financial liabilities	342,013	386,186
Bank borrowings	342,013	386,186
Non-current lease liabilities	55	110
Brazilian Real [Member]
Statement [Line Items]
Total Liabilities, current	249,533	130,648
Other current financial liabilities	19,143	2,810
Current lease liabilities	17,487	10,063
Trade and other current payables	88,484	82,988
Accounts payable to related companies	0	0
Other short-term provisions	0	264
Current tax liabilities	5	1,512
Current provisions for employee benefits	0	0
Other current non-financial liabilities	25,086	33,011
Liabilities included in disposal groups classified as held for sale	99,328
Total non-current liabilities	639,542	340,931
Other non-current financial liabilities	186,687	67,080
Non-current lease liabilities	346,524	91,206
Non-current accounts payable to related companies	0	0
Other long-term provisions	3,299	12,512
Deferred tax liabilities	29,744	97,822
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	63,574	69,849
Brazilian Real [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	155,703	31,943
Bank borrowings	155,703	31,943
Non-current lease liabilities	20,403	17,335
Non-current payables	9,714	2,462
Other long-term provisions	3,191	12,512
Deferred tax liabilities	1,756	58,405
Other non-current non-financial liabilities	54,726	40,939
Brazilian Real [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	30,984	35,137
Bank borrowings	30,984	35,137
Non-current lease liabilities	26,754	16,375
Non-current payables	0	0
Other long-term provisions	108	0
Deferred tax liabilities	1,138	2,230
Other non-current non-financial liabilities	8,686	14,519
Brazilian Real [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	7,059	2,810
Bank Loans	7,059	2,810
Current lease liabilities	8,848	2,240
Trade and other current payables	72,204	66,586
Other short-term provisions	0	264
Current tax liabilities	5	1,512
Other current non-financial liabilities	2,935	33,011
Liabilities included in disposal groups classified as held for sale	99,328	0
Brazilian Real [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	12,084	0
Bank Loans	12,084	0
Current lease liabilities	8,639	7,823
Trade and other current payables	16,280	16,402
Other short-term provisions	0	0
Current tax liabilities	0	0
Other current non-financial liabilities	22,151	0
Liabilities included in disposal groups classified as held for sale	0	0
Brazilian Real [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	0	0
Bank borrowings	0	0
Non-current lease liabilities	299,367	57,496
Non-current payables	0	0
Other long-term provisions	0	0
Deferred tax liabilities	26,850	37,187
Other non-current non-financial liabilities	162	14,391
Brazilian Real [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	19,143	2,810
Bank Loans	19,143	2,810
Current lease liabilities	17,487	10,063
Trade and other current payables	88,484	82,988
Other short-term provisions	0	264
Current tax liabilities	5	1,512
Other current non-financial liabilities	25,086	33,011
Liabilities included in disposal groups classified as held for sale	99,328	0
Other non-current financial liabilities	186,687	67,080
Bank borrowings	186,687	67,080
Non-current lease liabilities	346,524	91,206
Non-current payables	9,714	2,462
Other long-term provisions	3,299	12,512
Deferred tax liabilities	29,744	97,822
Other non-current non-financial liabilities	63,574	69,849
Argentine Pesos [Member]
Statement [Line Items]
Total Liabilities, current	49,913	59,215
Other current financial liabilities	496	17
Trade and other current payables	46,403	54,078
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	3,014	5,120
Liabilities included in disposal groups classified as held for sale	0
Total non-current liabilities	25,358	26,527
Other non-current financial liabilities	0	0
Non-current lease liabilities	0	0
Non-current accounts payable to related companies	0	0
Other long-term provisions	25,352	26,517
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	6	10
Argentine Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other long-term provisions	25,352	26,517
Other non-current non-financial liabilities	6	10
Argentine Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other long-term provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	496	17
Other Loans	496	17
Trade and other current payables	46,403	54,078
Other current non-financial liabilities	3,014	5,120
Argentine Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	0	0
Other Loans	0	0
Trade and other current payables	0	0
Other current non-financial liabilities	0	0
Argentine Pesos [Member] | Later than five years [member]
Statement [Line Items]
Other long-term provisions	0	0
Other non-current non-financial liabilities	0	0
Argentine Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	496	17
Other Loans	496	17
Trade and other current payables	46,403	54,078
Other current non-financial liabilities	3,014	5,120
Other long-term provisions	25,352	26,517
Other non-current non-financial liabilities	6	10
Mexican Pesos [Member]
Statement [Line Items]
Total Liabilities, current	28,042	23,950
Other current financial liabilities	0	0
Current lease liabilities	1,879	1,579
Trade and other current payables	18,336	16,791
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current tax liabilities	0	752
Current provisions for employee benefits	0	0
Other current non-financial liabilities	7,827	4,828
Liabilities included in disposal groups classified as held for sale	0
Total non-current liabilities	10,063	8,752
Other non-current financial liabilities	0	0
Non-current lease liabilities	1,661	1,659
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	7,193	6,136
Non-current provisions for employee benefits	1,209	957
Other non-current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	1,386	1,646
Deferred tax liabilities	7,193	6,136
Non-current provisions for employee benefits	1,209	957
Mexican Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	275	13
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	458	457
Trade and other current payables	18,336	16,188
Current tax liabilities	0	752
Other current non-financial liabilities	7,827	4,828
Mexican Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	1,421	1,122
Trade and other current payables	0	603
Current tax liabilities	0	0
Other current non-financial liabilities	0	0
Mexican Pesos [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Mexican Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	1,879	1,579
Trade and other current payables	18,336	16,791
Current tax liabilities	0	752
Other current non-financial liabilities	7,827	4,828
Non-current lease liabilities	1,661	1,659
Deferred tax liabilities	7,193	6,136
Non-current provisions for employee benefits	1,209	957
Other currencies [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	96	0
Other currencies [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	34	0
Other currencies [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	16	2
Trade and other current payables	14,609	10,476
Other current non-financial liabilities	1	16
Other currencies [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	50	21
Trade and other current payables	0	0
Other current non-financial liabilities	0	0
Other currencies [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	0	0
Other currencies [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	66	23
Trade and other current payables	14,609	10,476
Other current non-financial liabilities	1	16
Non-current lease liabilities	130	0
Chilean Pesos [Member]
Statement [Line Items]
Total Liabilities, current	414,526	391,604
Other current financial liabilities	0	0
Current lease liabilities	11,107	10,716
Trade and other current payables	381,289	351,646
Accounts payable to related companies	6,958	14,078
Other short-term provisions	18	0
Current tax liabilities	0	0
Current provisions for employee benefits	7,863	7,571
Other current non-financial liabilities	7,291	7,593
Liabilities included in disposal groups classified as held for sale	0
Total non-current liabilities	350,876	111,679
Other non-current financial liabilities	0	0
Non-current lease liabilities	22,382	549
Non-current accounts payable to related companies	7,581	6,731
Other long-term provisions	0	0
Deferred tax liabilities	217,601	0
Non-current provisions for employee benefits	85,253	86,732
Other non-current non-financial liabilities	10	13
Chilean Pesos [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Non-current lease liabilities	15,933	197
Non-current payables	18,049	0
Non-current accounts payable to related companies	0	3,283
Deferred tax liabilities	217,601	0
Non-current provisions for employee benefits	85,253	76,789
Other non-current non-financial liabilities	10	13
Chilean Pesos [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Non-current lease liabilities	4,661	352
Non-current payables	0	0
Non-current accounts payable to related companies	7,581	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	9,943
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Not later than three months [member]
Statement [Line Items]
Current lease liabilities	2,648	4,264
Trade and other current payables	381,289	351,646
Accounts payable to related companies	6,958	14,078
Other short-term provisions	18	0
Current provisions for employee benefits	7,863	6,706
Other current non-financial liabilities	4,841	4,713
Chilean Pesos [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Current lease liabilities	8,459	6,452
Trade and other current payables	0	0
Accounts payable to related companies	0	0
Other short-term provisions	0	0
Current provisions for employee benefits	0	865
Other current non-financial liabilities	2,450	2,880
Chilean Pesos [Member] | Later than five years [member]
Statement [Line Items]
Non-current lease liabilities	1,788	0
Non-current payables	0	17,654
Non-current accounts payable to related companies	0	3,448
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Chilean Pesos [Member] | Total Maturity [Member]
Statement [Line Items]
Current lease liabilities	11,107	10,716
Trade and other current payables	381,289	351,646
Accounts payable to related companies	6,958	14,078
Other short-term provisions	18	0
Current provisions for employee benefits	7,863	7,571
Other current non-financial liabilities	7,291	7,593
Non-current lease liabilities	22,382	549
Non-current payables	18,049	17,654
Non-current accounts payable to related companies	7,581	6,731
Deferred tax liabilities	217,601	0
Non-current provisions for employee benefits	85,253	86,732
Other non-current non-financial liabilities	10	13
U.F. [Member]
Statement [Line Items]
Total Liabilities, current	103,461	95,741
Other current financial liabilities	55,189	51,394
Current lease liabilities	5,393	3,676
Trade and other current payables	41,534	39,356
Accounts payable to related companies	0	0
Other short-term provisions	1,345	1,315
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Liabilities included in disposal groups classified as held for sale	0
Total non-current liabilities	1,565,506	1,077,949
Other non-current financial liabilities	1,539,102	1,064,689
Non-current lease liabilities	26,404	13,260
Non-current accounts payable to related companies	0	0
Other long-term provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
U.F. [Member] | Later than one year and not later than three years [member]
Statement [Line Items]
Other non-current financial liabilities	296,326	87,430
Other borrowings	296,326	87,430
Non-current lease liabilities	10,968	5,055
U.F. [Member] | Later than three years and not later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	214,016	289,446
Other borrowings	214,016	289,446
Non-current lease liabilities	10,487	4,512
U.F. [Member] | Not later than three months [member]
Statement [Line Items]
Other current financial liabilities	0	0
Other Loans	0	0
Current lease liabilities	1,733	1,553
Trade and other current payables	41,534	39,356
Other short-term provisions	1,345	0
U.F. [Member] | Later than three months and not later than one year [member]
Statement [Line Items]
Other current financial liabilities	55,189	51,394
Other Loans	55,189	51,394
Current lease liabilities	3,660	2,123
Trade and other current payables	0	0
Other short-term provisions	0	1,315
U.F. [Member] | Later than five years [member]
Statement [Line Items]
Other non-current financial liabilities	1,028,760	687,813
Other borrowings	1,028,760	687,813
Non-current lease liabilities	4,949	3,693
U.F. [Member] | Total Maturity [Member]
Statement [Line Items]
Other current financial liabilities	55,189	51,394
Other Loans	55,189	51,394
Current lease liabilities	5,393	3,676
Trade and other current payables	41,534	39,356
Other short-term provisions	1,345	1,315
Other non-current financial liabilities	1,539,102	1,064,689
Other borrowings	1,539,102	1,064,689
Non-current lease liabilities	$ 26,404	$ 13,260